                       Seward & Kissel LLP
                      One Battery Park Plaza
                     New York, New York 10004



                              November 5, 1999


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C. 20549


            Re:	The Funds Listed on Page Two

Dear Sirs:

	This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectuses of the above referenced funds do not differ from those included in the most recent post-effective amendment to the funds' registration statements, the text of which were filed electronically.

                              Very truly yours,

                              /s/ Janet R. Murtha

Alliance All-Asia Investment Fund, Inc.
(File Nos. 33-94270 and 811-08776)
Alliance Balanced Shares, Inc.
(File Nos. 2-10988 and 811-00134)
Alliance Global Environment Fund, Inc.
(File Nos. 333-30409 and 811-5993)
Alliance Global Small Cap Fund, Inc.
File Nos. 2-25364 and 811-01415)
Alliance Greater China '97 Fund, Inc.
(File Nos. 333-26229 and 811-08201)
Alliance Growth and Income Fund, Inc.
(File Nos. 2-11023 and 811-00126)
Alliance Health Care Fund, Inc.
(File Nos. 333-77953 and 811-09329)
Alliance International Fund
(File Nos. 2-70428 and 811-03130)
Alliance International Premier Growth Fund, Inc.
(File Nos. 333-41375 and 811-08527)
Alliance New Europe Fund, Inc.
(File Nos. 33-37848 and 811-06028)
Alliance Premier Growth Fund, Inc.
(File Nos. 33-49530 and 811-06730)
Alliance Quasar Fund, Inc.
(File Nos. 2-29901 and 811-06716)
Alliane Real Estate Investment Fund, Inc.
(File Nos. 333-08153 and 811-07707)
Alliance Technology Fund, Inc.
(File Nos. 2-70427 and 811-03131)
Alliance Utility Income Fund, Inc.
(File Nos. 33-66630 and 811-07916)
Alliance Worldwide Privatization Fund, Inc.
(File Nos. 33-76598 and 811-08426)
The Alliance Fund, Inc.
(File Nos. 2-10768 and 811-00204)
The Alliance Portfolios
(File Nos. 33-12988 and 811-05088)